UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Mallet Capital Management, LLC

Address:  One Landmark Square
          Stamford, Connecticut 06901

13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Stephen Lulla
Title:    Chief Financial Officer
Phone:    203-569-4400


Signature, Place and Date of Signing:


 /s/ Stephen Lulla               Stamford, Connecticut          May 13, 2008
-------------------          ----------------------------   --------------------
     [Signature]                    [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       56

Form 13F Information Table Value Total:       $156,782
                                             (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                   FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2         COLUMN 3    COLUMN 4     COLUMN 5         COLUMN 6     COL 7      COLUMN 8

                                                              VALUE   SHRS OR   SH/ PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (X$1000) PRN AMT   PRN CALL   DISCRETION  MGRS   SOLE      SHARED  NONE
--------------                 --------------    -----       -------- -------   --- ----   ----------  ----   ----      ------  ----
3COM CORP                      COM               885535104      423     184,574 SH         SOLE                  184,574
ACXIOM CORP                    COM               005125109    1,267     106,736 SH         SOLE                  106,736
AEGON N V                      NY REGISTRY SH    007924103      381      26,000     PUT    SOLE                   26,000
AEGON N V                      NY REGISTRY SH    007924103      117       8,000 SH         SOLE                    8,000
AFFILIATED COMPUTER SERVICES   CL A              008190100    1,275      25,435 SH         SOLE                   25,435
AMCOMP INC                     COM               02342J101      874      71,495 SH         SOLE                   71,495
AQUILA INC                     COM               03840P102    3,978   1,239,375 SH         SOLE                1,239,375
ASE TEST LTD                   ORD               Y02516105    9,686     665,680 SH         SOLE                  665,680
AXCELIS TECHNOLOGIES INC       COM               054540109    1,311     234,144 SH         SOLE                  234,144
BEA SYS INC                    COM               073325102   11,376     594,068 SH         SOLE                  594,068
BEAR STEAR COS INC             COM               073902108      210      20,000 SH         SOLE                   20,000
BRIGHT HORIZONS FAMILY SOLUTI  COM               109195107      301       7,000 SH         SOLE                    7,000
BRISTOL MYERS SQUIBB CO        COM               110122108      924      43,400 SH         SOLE                   43,400
CABLEVISION SYS CORP           CL A NY CABLVS    12686C109    5,745     268,082 SH         SOLE                  268,082
CHOICEPOINT INC                COM               170388102    4,950     104,000 SH         SOLE                  104,000
CLEAR CHANNEL COMMUNICATIONS   COM               184502102    2,171      74,304 SH         SOLE                   74,304
CLEAR CHANNEL COMMUNICATIONS   COM               184502102    2,630      90,000     PUT    SOLE                   90,000
CLEAR CHANNEL COMMUNICATIONS   COM               184502902    8,766     300,000     CALL   SOLE                  300,000
DIEBOLD INC                    COM               253651103    2,253      60,000 SH         SOLE                   60,000
DISH NETWORK CORP              CL A              25470M109      793      27,618 SH         SOLE                   27,618
ENERGY EAST CORP               COM               29266M109    1,213      50,298 SH         SOLE                   50,298
EXCEL MARITIME CARRIERS LTD    COM               V3267N107      238       8,100 SH         SOLE                    8,100
EXCEL MARITIME CARRIERS LTD    COM               V3267N107      881      30,000     PUT    SOLE                   30,000
FINISH LINE INC                CL A              317923100      432      90,826 SH         SOLE                   90,826
FURNITURE BRANDS INTL INC      COM               360921100      167      14,300 SH         SOLE                   14,300
GENCORP INC                    COM               368682100    1,229     119,399 SH         SOLE                  119,399
GRANT PRIDECO INC              COM               38821G101   10,600     215,350 SH         SOLE                  215,350
HUNTSMAN CORP                  COM               447011107    3,186     135,302 SH         SOLE                  135,302
IOMEGA CORP                    COM               462030305      489     136,840 SH         SOLE                  136,840
LANDRYS RESTAURANTS INC        COM               51508L103      754      46,339 SH         SOLE                   46,339
LEAR CORP                      COM               521865105      802      30,937 SH         SOLE                   30,937
MACROVISION CORP               COM               555904101      891      66,000 SH         SOLE                   66,000
MIDWAY GAMES INC               COM               598148104      306     113,267 SH         SOLE                  113,267
NATIONAL MED HEALTH CARD SYS   COM               636918302      713      70,000 SH         SOLE                   70,000
NATIONWIDE FINL SVCS INC       CL A              638612101    1,598      33,800 SH         SOLE                   33,800
NAVTEQ CORP                    COM               63936L100   13,358     196,441 SH         SOLE                  196,441
PENN NATL GAMING INC           COM               707569109      585      13,386 SH         SOLE                   13,386
PUGET ENERGY INC NEW           COM               745310102      148       5,723 SH         SOLE                    5,723
QUINTANA MARITIME LTD          SHS               Y7169G109    1,209      51,068 SH         SOLE                   51,068
QUINTANA MARITIME LTD          SHS               Y7169G109      734      31,000     PUT    SOLE                   31,000
RENOVIS INC                    COM               759885106      952     403,465 SH         SOLE                  403,465
RITE AID CORP                  COM               767754104    1,235     420,000 SH         SOLE                  420,000
RURAL CELLULAR CORP            CL A              781904107   14,172     320,410 SH         SOLE                  320,410
SAIFUN SEMICONDUCTORS LTD      ORD SHS           M8233P102    1,851     225,957 SH         SOLE                  225,957
SAKS INC                       COM               79377W108    1,565     125,512 SH         SOLE                  125,512
SIRIUS SATELLITE RADIO INC     COM               82966U103      981     343,000     PUT    SOLE                  343,000
SIX FLAGS INC                  COM               83001P109      493     300,631 SH         SOLE                  300,631
SPRINT NEXTEL CORP             COM SER 1         852061100      134      20,000 SH         SOLE                   20,000
SYNPLICITY INC                 COM               87160Y108       78      10,000 SH         SOLE                   10,000
TAKE-TWO INTERACTIVE SOFTWAR   COM               874054109    1,404      55,000 SH         SOLE                   55,000
TESORO CORP                    COM               881609101      360      12,000 SH         SOLE                   12,000
TRANE INC                      COM               892893108   19,209     418,500 SH         SOLE                  418,500
UAP HLDG CORP                  COM               903441103    9,512     248,100 SH         SOLE                  248,100
UNITED RENTALS INC             COM               911363109      344      18,274 SH         SOLE                   18,274
XM SATELLITE RADIO HLDGS INC   CL A              983759101    1,169     100,600 SH         SOLE                  100,600
YAHOO INC                      COM               984332106    4,359     150,687 SH         SOLE                  150,687

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